Borrowings (Tables)	18 Months Ended
Oct. 31, 2018
Borrowings [Abstract]
Borrowings
	October 31, 2018		April 30, 2017
	$	’000	$	’000
Bank loan secured		4,996,913		1,595,188
Unamortized prepaid facility arrangement fees and original issue discounts		(151,033)		(33,652)
		4,845,880		1,561,536

	October 31, 2018						April 30, 2017
	Bank loan secured		Unamortized prepaid facility arrangement fees and original issue discounts		Total		Bank loan secured		Unamortized prepaid facility arrangement fees and original issue discounts		Total
Reported within:	$	’000	$	’000	$	’000	$	’000	$	’000	$	’000
Current liabilities		50,347		(46,645)		3,702		83,788		(12,604)		71,184
Non-current liabilities		4,946,566		(104,388)		4,842,178		1,511,400		(21,048)		1,490,352
		4,996,913		(151,033)		4,845,880		1,595,188		(33,652)		1,561,536

Movements on the Group Loans
The movements on the Group loans in the period were as follows:

	Term Loan B-2		Term Loan B		Term Loan C		Term Loan B-3		Seattle Spinco Term Loan B		Euro Term Loan B		Revolving Facility		Total
	$	’000	$	’000	$	’000	$	’000	$	’000	$	’000	$	’000	$	’000
At May 1, 2016		-		1,112,250		450,000		-		-		-		225,000		1,787,250
Repayments		-		(9,562)		(37,500)		-		-		-		(325,000)		(372,062)
Draw downs		-		-		-		-		-		-		180,000		180,000
Transfer		1,515,188		(1,102,688)		(412,500)		-		-		-		-		-
At April 30, 2017		1,515,188		-		-		-		-		-		80,000		1,595,188
Acquisitions		-		-		-		-		2,600,000		-		-		2,600,000
Draw downs		-		-		-		385,000		-		523,815		135,000		1,043,815
Repayments		(11,364)		-		-		(2,888)		(19,500)		(4,184)		(215,000)		(252,936)
Foreign exchange		-		-		-		-		-		10,846		-		10,846
At October 31, 2018		1,503,824		-		-		382,112		2,580,500		530,477		-		4,996,913

Maturity of Borrowings
The maturity profile of the anticipated future cash flows including interest in relation to the Group’s borrowings on an undiscounted basis which, therefore, differs from both the carrying value and fair value, is as follows:

As at October 31, 2018:

	Term Loan B-2		Term Loan B-3		Seattle Spinco Term Loan B		Euro Term Loan B		Revolving Facility		Total
	$	’000	$	’000	$	’000	$	’000	$	’000	$	’000
Within one year		84,294		22,383		151,161		20,080		-		277,918
In one to two years		83,782		22,246		150,235		19,971		-		276,234
In two to three years		82,895		22,009		148,629		19,782		-		273,315
In three to four years		1,462,056		21,821		147,363		19,632		-		1,650,872
In four to five years		-		21,634		146,097		19,483		-		187,214
In more than five years		-		374,164		2,526,819		512,738		-		3,413,721
At October 31, 2018		1,713,027		484,257		3,270,304		611,686		-		6,079,274

As at April 30, 2017:

	Term Loan B-2		Revolving Facility		Total
	$	’000	$	’000	$	’000
Within one year		60,168		80,000		140,168
In one to two years		71,181		-		71,181
In two to three years		70,769		-		70,769
In three to four years		70,053		-		70,053
In four to five years		1,497,867		-		1,497,867
At April 30, 2017		1,770,038		80,000		1,850,038